Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Changes in these estimates and assumptions may have a material impact on the consolidated financial statements and accompanying notes. Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Significant estimates during the years ended December 31, 2024 and 2023 include the useful life of investment in real estate and intangible assets, the assumptions used in assessing impairment of long-term assets, the valuation of deferred tax assets and the associated valuation allowances, the valuation of stock-based compensation, the assumptions used to determine fair value of warrants and embedded conversion features of convertible note payable, and the fair value of the consideration given and assets acquired in the purchase of 40% of Lab Services MSO.

Fair Value of Financial Instruments and Fair Value Measurements

Fair Value of Financial Instruments and Fair Value Measurements

The Company adopted the guidance of Accounting Standards Codification (“ASC”) 820 for fair value measurements which clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

●	Level 1-Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.
●	Level 2-Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.
●	Level 3-Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying consolidated financial statements, primarily due to their short-term nature.

Assets and liabilities measured at fair value on a recurring basis. Certain assets and liabilities are measured at fair value on a recurring basis. These assets and liabilities are measured at fair value on an ongoing basis. These assets and liabilities include derivative liability.

Derivative liability. Derivative liability is carried at fair value and measured on an ongoing basis. The table below reflects the activity of derivative liability measured at fair value for the years ended December 31, 2024 and 2023:

Significant Unobservable Inputs (Level 3)
Balance of derivative liability as of January 1, 2023	$-
Initial fair value of derivative liability attributable to warrants issuance with May, July, and October 2023 fund raises	213,170
Gain from change in the fair value of derivative liability	(188,374)
Balance of derivative liability as of December 31, 2023	24,796
Initial fair value of derivative liability attributable to warrants issuance with March and June 2024 fund raises	479,468
Reclassification of additional paid-in capital upon conversion	(2,354)
Gain from change in the fair value of derivative liability	(374,365)
Balance of derivative liability as of December 31, 2024	$127,545

Assets and liabilities measured at fair value on a nonrecurring basis. Certain assets and liabilities are measured at fair value on a nonrecurring basis. These assets and liabilities are not measured at fair value on an ongoing basis, but are subject to fair value adjustments in certain circumstances. These assets and liabilities can include equipment held for sale and equity method investment that are written down to fair value when they are impaired.

Laboratory equipment. The Company conducted an impairment assessment on its laboratory equipment based on the guidelines established in Financial Accounting Standards Board (“FASB”) ASC Topic 360 to determine the estimated fair market value of its laboratory equipment as of December 31, 2024. Upon completion of its 2024 impairment analysis, the Company determined that the carrying value exceeded the fair market value of laboratory equipment. The fair market value of laboratory equipment is a level 3 valuation. The Company recorded an impairment charge of $111,033 for the year ended December 31, 2024, which was included in other general and administrative expenses on the accompanying consolidated statements of operations and comprehensive loss.

Equity method investment in Epicon Biotech Co., Ltd. The factors used to determine fair value are subject to management’s judgment and expertise and include, but are not limited to, the investee’s series of operating losses and the joint venture partner unable to obtain funds to commence operations. These assumptions represent Level 3 inputs. Impairment of equity method investment in Epicon Biotech Co., Ltd. for the year ended December 31, 2023 was $454,679. There is no comparative impairment for the year ended December 31, 2024 since the investment was fully impaired at December 31, 2023.

Equity method investment in Laboratory Services MSO, LLC The factors used to determine fair value are subject to management’s judgment and expertise. These assumptions represent Level 3 inputs. Impairment of equity method investment in Laboratory Services MSO, LLC for the years ended December 31, 2024 and 2023 was $259,579 and $9,196,682, respectively, which have been included in loss from equity method investment - Lab Services MSO on the accompanying consolidated statements of operations and comprehensive loss.

ASC 825-10 “Financial Instruments”, allows entities to voluntarily choose to measure certain financial assets and liabilities at fair value (fair value option). The fair value option may be elected on an instrument-by-instrument basis and is irrevocable, unless a new election date occurs. If the fair value option is elected for an instrument, unrealized gains and losses for that instrument should be reported in earnings at each subsequent reporting date. The Company did not elect to apply the fair value option to any outstanding instruments.

Cash and Cash Equivalents

Cash and Cash Equivalents

At December 31, 2024 and 2023, the Company’s cash balances by geographic area were as follows:

Country:	December 31, 2024		December 31, 2023
United States	$2,844,522	99.6%	$280,197	98.2%
China	11,787	0.4%	5,203	1.8%
Total cash	$2,856,309	100.0%	$285,400	100.0%

For purposes of the consolidated statements of cash flows, the Company considers all highly liquid instruments with a maturity of three months or less when purchased and money market accounts to be cash equivalents. The Company had no cash equivalents at December 31, 2024 and 2023.

Credit Risk and Uncertainties

Credit Risk and Uncertainties

The Company maintains a portion of its cash on deposits with bank and financial institution within the U.S. that at times may exceed federally-insured limits of $250,000. The Company manages this credit risk by concentrating its cash balances in high quality financial institutions and by periodically evaluating the credit quality of the primary financial institutions holding such deposits. The Company has not experienced any losses in such bank accounts and believes it is not exposed to any risks on its cash in bank accounts. At December 31, 2024, the Company’s cash balances in United States bank accounts had approximately $2,413,000 in excess of the federally-insured limits.

The Company’s concentrations of credit risk with respect to its rent receivable is limited due to short-term payment terms. The Company also performs ongoing credit evaluations of its tenants to help further reduce credit risk.

Rent Receivable and Reserve for Credit Losses

Rent Receivable and Reserve for Credit Losses

Rent receivable is presented net of reserve for credit losses. Rent receivable balance consists of base rents, tenant reimbursements and receivables arising from straight-lining of rents represent amounts accrued and unpaid from tenants in accordance with the terms of the respective leases, subject to the Company’s revenue recognition policy. A reverse for the uncollectible portion of rent receivable is determined based upon an analysis of the tenant’s payment history, the financial condition of the tenant, business conditions in the industry in which the tenant operates and economic conditions in Freehold, New Jersey in which the property is located.

Management believes that the rent receivable is fully collectable. Therefore, no material reverse for credit losses is deemed to be required on its rent receivable at December 31, 2024 and 2023.

Deferred Offering Costs

Deferred Offering Costs

Deferred offering costs consist of legal, accounting and other costs that are directly related to the Company’s open market sale equity financing and will be charged to stockholders’ equity upon completion of the equity offering. As of December 31, 2024 and 2023, deferred offering costs amounted to $0 and $175,136, respectively, which were included in prepaid expense and other current assets.

Deferred Leasing Costs

Deferred Leasing Costs

Costs incurred to obtain tenant leases are amortized using the straight-line method over the term of the related lease agreement. Such costs include lease incentives and leasing commissions. If the lease is terminated early, the remaining unamortized deferred leasing cost is written off.

Property and Equipment

Property and Equipment

Property and equipment are carried at cost less accumulated depreciation, and are depreciated on a straight-line basis over the estimated useful lives of the assets. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income in the period of disposition. The Company examines the possibility of decreases in the value of fixed assets when events or changes in circumstances reflect the fact that their recorded value may not be recoverable.

Investment In Real Estate and Depreciation

Investment In Real Estate and Depreciation

Investment in real estate is carried at cost less accumulated depreciation, and consists of building and improvement. The Company depreciates real estate building and improvement on a straight-line basis over estimated useful life. Expenditures for ordinary repair and maintenance costs are charged to expense as incurred. Expenditure for improvements, renovations, and replacements of real estate asset is capitalized and depreciated over its estimated useful life if the expenditure qualifies as betterment.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

In accordance with ASC Topic 360, the Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable, or at least annually. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and its book value.

For the year ended December 31, 2024, the Company incurred impairment charges in operations of $111,033 on its laboratory equipment. The valuation of the laboratory equipment, and the amount of the impairment charge, were based on impairment assessment conducted on the equipment at December 31, 2024.

Investment in Unconsolidated Companies

Investment in Unconsolidated Companies

The Company uses the equity method of accounting for its investment in, and earning or loss of, investees that it does not control but over which it does exert significant influence. The Company applies the equity method by initially recording these investments at cost, as equity method investments, subsequently adjusted for equity in earnings and cash distributions.

The Company considers whether the fair value of its equity method investment has declined below its carrying value whenever adverse events or changes in circumstances indicate that recorded value may not be recoverable. If the Company considers any decline to be other than temporary (based on various factors, including historical financial results and the overall health of the investee), then a write-down would be recorded to estimated fair value. Impairment of equity method investment amounted to $259,579 and $9,651,361 for the years ended December 31, 2024 and 2023, respectively. See Note 8 for discussion of equity method investments.

The Company classifies distributions received from equity method investments using the cumulative earnings approach. Distributions received are considered returns on the investment and classified as cash inflows from operating activities. If, however, the investor’s cumulative distributions received, less distributions received in prior periods determined to be returns of investment, exceeds cumulative equity in earnings recognized, the excess is considered a return of investment and is classified as cash inflows from investing activities.

Deferred Rental Income

Deferred Rental Income

Deferred rental income represents rental income collected but not earned as of the reporting date. The Company defers the revenue related to lease payments received from tenants in advance of their due dates. As of December 31, 2024 and 2023, deferred rental income totaled $38,346 and $11,429, respectively, which were included in accrued liabilities and other payables on the accompanying consolidated balance sheets.

Real Property Rental Revenue

Real Property Rental Revenue

The Company has determined that ASC 606 does not apply to rental contracts, which are within the scope of other revenue recognition accounting standards.

Rental income from operating leases is recognized on a straight-line basis under the guidance of ASC 842. Lease payments under tenant leases are recognized on a straight-line basis over the term of the related leases. The cumulative difference between lease revenue recognized under the straight-line method and contractual lease payments are included in rent receivable on the consolidated balance sheets.

Office Lease

Office Lease

When a lease contains “rent holidays”, the Company records rental expense on a straight-line basis over the term of the lease. The Company begins recording rent expense on the lease possession date.

Real Property Operating Expenses

Real Property Operating Expenses

Real property operating expenses consist of property management fees, property insurance, real estate taxes, depreciation, repairs and maintenance fees, utilities and other expenses related to the Company’s rental properties.

Research and Development

Research and Development

Expenditures for research and product development costs are expensed as incurred. The Company incurred research and development expense of $0 and $109,618 in the years ended December 31, 2024 and 2023, respectively.

Advertising and Marketing Costs

Advertising and Marketing Costs

All costs related to advertising and marketing are expensed as incurred. For the years ended December 31, 2024 and 2023, advertising and marketing costs amounted to $237,671 and $1,666,721, respectively.

Stock-based Compensation

Stock-based Compensation

The Company accounts for its stock-based compensation awards in accordance with Accounting Standards Codification (“ASC”) Topic 718, Compensation-Stock Compensation (“ASC 718”). ASC 718 requires all stock-based payments to employees and non-employees including grants of stock options, to be recognized as expense in the statements of operations based on their grant date fair values. The Company estimates the grant date fair value of each option award using the Black-Scholes option-pricing model.

The Company periodically issues common stock and common stock options to consultants for various services. Costs of these transactions are measured at the fair value of the service received or the fair value of the equity instruments issued, whichever is more reliably measurable. The value of the common stock is measured at the earlier of (i) the date at which a firm commitment for performance by the counterparty to earn the equity instruments is reached or (ii) the date at which the counterparty’s performance is complete.

Debt Modifications and Extinguishments

Debt Modifications and Extinguishments

When the Company modifies or extinguishes debt, it first evaluates whether the modification qualifies as a troubled debt restructuring (TDR) under ASC Topic 470-60, which requires debt modifications to be evaluated to determine if (1) the borrower is experiencing financial difficulty, and (2) the lender grants the borrower a concession. If a TDR is determined not to have occurred, the Company evaluates the modification in accordance with ASC Topic 470-50-40, which requires modification to debt instruments to be evaluated to assess whether debt modification or debt extinguishment accounting is applicable. This evaluation includes analyzing whether there are significant and consequential changes to the economic substance of the note. If the change is deemed insignificant then the change is considered a debt modification, whereas if the change is substantial the change is reflected as a debt extinguishment.

If debt extinguishment guidance applies, the previous debt principal amount is removed, the previously capitalized debt issuance costs are expensed, the value of instruments exchanged are recorded, including cash, new debt, warrants and common stock, and a gain or loss on extinguishment of debt is recorded. If debt modification guidance applies, no gain or loss is recorded and the effective interest rate of the debt is updated based on the carrying value of the debt and the revised future cash flows. Any previously capitalized debt issuance costs in a debt modification are amortized as interest expense over the term of the new debt instrument.

Income Taxes

Income Taxes

The Company is governed by the income tax laws of China and the United States. The Company accounts for income taxes using the asset/liability method prescribed by ASC 740, “Income Taxes.” Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized as income or loss in the period that includes the enactment date.

The Company follows the accounting guidance for uncertainty in income taxes using the provisions of ASC 740 “Income Taxes”. Using that guidance, the benefit for tax positions taken can only be recognized in the financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. As of December 31, 2024 and 2023, the Company had no significant uncertain tax positions which would require either recognition of a liability or disclosure in the financial statements. For United States entities, tax year that remains subject to examination is the years ended December 31, 2024, 2023, 2022 and 2021. For China entities, income tax returns for the tax years ended December 31, 2020 through December 31, 2024 remain open for statutory examination by PRC tax authorities. The Company recognizes interest and penalties related to significant uncertain income tax positions in income tax expense. However, no such interest and penalties were recorded as of December 31, 2024 and 2023.

Foreign Currency Translation

Foreign Currency Translation

The reporting currency of the Company is the U.S. dollar. The functional currency of the parent company, AHS, Avalon RT 9, Avalon Lab, and Q&A Distribution is the U.S. dollar and the functional currency of Avalon Shanghai is the Chinese Renminbi (“RMB”). For Avalon Shanghai whose functional currency is the RMB, result of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the unified exchange rate at the end of the period, and equity is translated at historical exchange rates. As a result, amounts relating to assets and liabilities reported on the statements of cash flows may not necessarily agree with the changes in the corresponding balances on the balance sheets. Translation adjustments resulting from the process of translating the local currency financial statements into U.S. dollars are included in determining comprehensive income/loss. Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date with any transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred. All of the Company’s revenue transactions are transacted in the functional currency of the operating subsidiaries. The Company does not enter into any material transaction in foreign currencies. Transaction gains or losses have not had, and are not expected to have, a material effect on the results of operations of the Company.

Asset and liability accounts at December 31, 2024 and 2023 were translated at 7.2980 RMB and 7.0786 RMB to $1.00, respectively, which were the exchange rates on the balance sheet dates. Equity accounts were stated at their historical rates. The average translation rates applied to the statements of operations for the years ended December 31, 2024 and 2023 were 7.1889 RMB and 7.0752 RMB to $1.00, respectively. Cash flows from the Company’s operations are calculated based upon the local currencies using the average translation rate.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss is comprised of net loss and all changes to the statements of equity, except those due to investments by stockholders, changes in paid-in capital and distributions to stockholders. For the Company, comprehensive loss for the years ended December 31, 2024 and 2023 consisted of net loss and unrealized loss from foreign currency translation adjustment.

Commitments and Contingencies

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters. Liabilities for such contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

Per Share Data

Per Share Data

ASC Topic 260 “Earnings per Share,” requires presentation of both basic and diluted earnings per share (“EPS”) with a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation. Basic EPS excludes dilution. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the entity.

Basic net loss per share is computed by dividing net loss available to common stockholders by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per share is computed by dividing net loss by the weighted average number of shares of common stock, common stock equivalents and potentially dilutive securities outstanding during each period. For the years ended December 31, 2024 and 2023, potentially dilutive common shares consist of the common shares issuable upon the conversion of convertible preferred stock and convertible notes (using the if-converted method) and exercise of common stock options and warrants (using the treasury stock method). Common stock equivalents are not included in the calculation of diluted net loss per share if their effect would be anti-dilutive. In a period in which the Company has a net loss, all potentially dilutive securities are excluded from the computation of diluted shares outstanding as they would have had an anti-dilutive impact.

The calculation of basic and diluted net loss per common share attributable to the Company common shareholders includes 150,000 of the pre-funded warrants that remain outstanding as of December 31, 2024.

The following table summarizes the securities that were excluded from the diluted per share calculation because the effect of including these potential shares was antidilutive:

	Years Ended December 31,
	2024	2023
Options to purchase common stock	52,479	56,880
Warrants to purchase common stock	182,996	43,035
Series A convertible preferred stock (*)	60,000	60,000
Series B convertible preferred stock (**)	194,004	194,004
Series C convertible preferred stock (***)	1,452,282	-
Convertible notes (****)	227,269	60,740
Potentially dilutive securities	2,169,030	414,659
(*)	Assumed the Series A convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $150.00 per share.
(**)	Assumed the Series B convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $56.70 per share.
(***)	Assumed the Series C convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $2.41 per share.
(****)	Assumed the convertible notes were converted into shares of common stock of the Company at a conversion price of $11.25 per share for the year ended December 31, 2024. Assumed the convertible notes were converted into shares of common stock of the Company at a conversion price of $67.50 and $22.50 per share for the year ended December 31, 2023.

Noncontrolling Interest

Noncontrolling Interest

As of December 31, 2024, Dr. Yu Zhou, former director and former Co-Chief Executive Officer of Genexosome, who owns 40% of the equity interests of Genexosome, which is not under the Company’s control. Since the fourth quarter of 2019, the non-controlling interest has remained inactive.

Reclassification

Reclassification

Certain prior period amounts have been reclassified to conform to the current period presentation. These reclassifications have no effect on the previously reported financial position, results of operations and cash flows.

Segment Reporting

Segment Reporting

The segment reporting structure uses the Company’s management reporting structure as its foundation to reflect how the Company manages the businesses internally and is mainly organized by services. The Company is organized into two services-oriented strategic business units: real property rental services and laboratory testing services - which are led by our strategic business unit managers. Operating segments are defined as components of an enterprise for which separate financial information is available and evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to make operating decisions, allocate resources and assess performance.

On February 9, 2023, the Company purchased 40% of Lab Services MSO. Commencing from the purchase date, February 9, 2023, the Company is active in the management of Lab Services MSO. During the years ended December 31, 2024 and 2023, the Company operated in two reportable business segments: (1) the real property operating segment, and (2) laboratory testing services segment (which commenced with the purchase date, February 9, 2023) since Lab Services MSO’s operating results are regularly reviewed by the Company’s chief operating decision maker to determine the resources to be allocated to the segment and assess its performance. The Company regularly reviews the operating results and performance of Lab Services MSO, for which the Company accounts for under the equity method.

The Company’s President and Chief Executive Officer is its CODM. The Company reports operational data to its CODM at the segment level, which he uses to evaluate performance and allocate resources based on real property operating income and loss from equity method investment - Lab Services MSO.

Fiscal Year End	Fiscal Year End The Company has adopted a fiscal year end of December 31st.
Reverse Stock Split

Reverse Stock Split

The Company effectuated a 1-for-15 reverse stock split of its outstanding shares of common stock on October 28, 2024. The reverse split did not change the par value of common stock. All references in these consolidated financial statements to shares, share prices, exercise prices, and other per share information in all periods have been adjusted, on a retroactive basis, to reflect the reverse stock split.

Recent Accounting Standards

Recent Accounting Standards

In August 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40), to simplify accounting for certain financial instruments. ASU 2020-06 eliminates the current models that require separation of beneficial conversion and cash conversion features from convertible instruments and simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity’s own equity. The new standard also introduces additional disclosures for convertible debt and freestanding instruments that are indexed to and settled in an entity’s own equity. ASU 2020-06 amends the diluted earnings per share guidance, including the requirement to use the if-converted method for all convertible instruments. ASU 2020-06 is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, with early adoption permitted. The adoption of ASU 2020-06 did not have a material effect on the Company’s consolidated financial statements and related disclosures.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280). The amendments in this update improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 became effective for the Company’s annual period beginning on January 1, 2024 and interim periods beginning after January 1, 2025. The Company adopted this guidance in the fourth quarter of 2024. Refer to Note 20 - Segment Information. The Company’s results of operations, cash flows, and financial condition were not impacted by the adoption of this ASU.

In December 2023, the FASB ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This guidance is intended to enhance the transparency and decision-usefulness of income tax disclosures. The amendments in ASU 2023-09 address investor requests for enhanced income tax information primarily through changes to disclosure regarding rate reconciliation and income taxes paid both in the U.S. and in foreign jurisdictions. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024 on a prospective basis, with the option to apply the standard retrospectively. Early adoption is permitted. The adoption of ASU 2023-09 did not have a material effect on the Company’s consolidated financial statements and related disclosures.

Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.